MORTGAGE	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
MORTGAGE
12.	MORTGAGE

The following table reflects a continuity of the Company’s mortgage payable:

	December 31, 2018	December 31, 2017
Carrying amount, January 1	$-	$-
Advance of mortgage financing (net of costs)	9,529,638	-
Second advance of mortgage financing (net of costs)	3,750,000
Accretion expense	208,842	-
Mortgage payments	(239,994)	-
Carrying amount	$13,248,486	$-
Less: current portion of mortage	(3,790,610)	-
Non-current portion of mortgage	$9,457,876	$-

On February 14, 2018, the Company secured $15,000,000 of mortgage financing on the Niagara Greenhouse Facility. On closing $10,000,000 was advanced to the Company. The first advance has a two-year term and an amortization period of twenty years bearing an annual interest rate of 6.03% with a maturity date of February 15, 2020. Costs incurred related to the mortgage totaled $470,365 which are netted against the mortgage liability. The effective interest rate of the first portion of the mortgage is 9.09%.

On December 27, 2018 the Company secured $3,750,000 being a second advance of mortgage financing. The second advance has a one-year term and an amortization period of nineteen years and two months bearing an annual interest rate of 5.45% with a maturity date of December 27, 2019. The effective interest rate of the second portion of the mortgage is 5.6%.